Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Central Index Key	0000924394
Amendment Flag	false
Document Creation Date	Apr. 14, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016